Risk Management and Report (Details) - Schedule of use of MAR - 12 months ended Dec. 31, 2022 $ in Millions, $ in Millions	CLP ($)	USD ($)
Maximum [Member] | 1 – 30 days [Member] | MAR LCCY + FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	$ 1,197
Maximum [Member] | 1 – 30 days [Member] | MAR FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		$ 1,590
Maximum [Member] | 1 – 90 days [Member] | MAR LCCY + FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	2,962
Maximum [Member] | 1 – 90 days [Member] | MAR FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		2,419
Minimum [Member] | 1 – 30 days [Member] | MAR LCCY + FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	(1,726)
Minimum [Member] | 1 – 30 days [Member] | MAR FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		(896)
Minimum [Member] | 1 – 90 days [Member] | MAR LCCY + FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	486
Minimum [Member] | 1 – 90 days [Member] | MAR FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		27
Average [Member] | 1 – 30 days [Member] | MAR LCCY + FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	(156)
Average [Member] | 1 – 30 days [Member] | MAR FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		252
Average [Member] | 1 – 90 days [Member] | MAR LCCY + FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value	$ 2,016
Average [Member] | 1 – 90 days [Member] | MAR FCCY [Member]
Risk Management and Report (Details) - Schedule of use of MAR [Line Items]
Market Access Report value		$ 1,173